Warrant Liability	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Warrant Liabilities [Abstract]
Warrant Liabilities

Note 4. Warrant Liability

Warrants issued in connection with the Company’s June 2013 registered public offering contain provisions that protect holders from a decline in the issue price of its common stock (or “down-round” provision) and contain net settlement provisions. As a result, the Company accounts for these warrants as liabilities instead of equity instruments. Down-round provisions reduce the exercise or conversion price of a warrant if the Company issues equity shares for a price that is lower than the exercise or conversion price of the warrants. Net settlement provisions allow the holder of the warrant to surrender shares underlying the warrant equal to the exercise price as payment of its exercise price, instead of exercising the warrant by paying cash. The Company evaluates whether warrants to acquire its common stock contain provisions that protect holders from declines in the stock price or otherwise could result in modification of the exercise price and/or shares to be issued under the respective warrant agreements based on a variable that is not an input to the fair value of a “fixed for fixed” option. As a result of the Company’s December 2014 registered public unit offering, the exercise price of warrants outstanding in connection with the public offering completed in June 2013 was adjusted to $0.61 per share.

The Company recognized these warrants as liabilities at their fair value on the date of grant and remeasures them to fair value on each reporting date.

The Company recognized an initial warrant liability for the warrants issued in connection with the registered public offering completed in June 2013 totaling $4,827,788, which was based on the June 25, 2013 closing price of a share of the Company’s common stock as reported on OTC Markets of $0.96. During the three months ended March 31, 2015, 1,148,786 warrants were exercised. The fair value of the warrants exercised, or $1,648,811, was reclassified from warrant liability to additional paid-in capital. On March 31, 2015, the closing price of the Company’s common stock as reported on OTC Markets was $1.69. Due to the fluctuations in the market value of the Company’s common stock from December 31, 2014 through March 31, 2015, the Company recognized a non-cash charge of $3,011,616 for the change in the fair value of the warrant liability for the three months ended March 31, 2015.

The assumptions used in connection with the valuation of warrants issued utilizing the binomial method were as follows:

	December 31, 2014	Exercised during 2015	March 31, 2015

Number of shares underlying the warrants	4,723,357	1,141,786	3,581,571
Exercise price	$0.61	$0.61	$0.61
Volatility	128%	119%	119%
Risk-free interest rate	1.38%	0.89%	0.89%
Expected dividend yield	0	0	0
Expected warrant life (years)	3.5	3.33	3.24
Stock Price	$0.98	$1.69	$1.69

The table below provides a reconciliation of the beginning and ending balances for the liability measured at fair value using significant unobservable inputs (Level 3). The table reflects losses for the period ended March 31, 2015 for the financial liability categorized as Level 3 as of March 31, 2015.

Fair Value Measurements Using Significant Unobservable Inputs (Level 3):

	December 31, 2014	Decrease from Warrants Exercised in 2015	Increase in Fair Value	March 31, 2015

Warrant liability	$3,789,562	$(1,648,811)	$3,011,616	$5,152,367

Note 4. Warrant Liabilities

Warrants issued in connection with the Company’s June 2013 registered public offering contain provisions that protect holders from a decline in the issue price of its common stock (or “down-round” provision) and contain net settlement provisions. As a result, the Company accounts for these warrants as liabilities instead of equity instruments. Down-round provisions reduce the exercise or conversion price of a warrant if the Company issues equity shares for a price that is lower than the exercise or conversion price of the warrants. Net settlement provisions allow the holder of the warrant to surrender shares underlying the warrant equal to the exercise price as payment of its exercise price, instead of exercising the warrant by paying cash. The Company evaluates whether warrants to acquire its common stock contain provisions that protect holders from declines in the stock price or otherwise could result in modification of the exercise price and/or shares to be issued under the respective warrant agreements based on a variable that is not an input to the fair value of a “fixed for fixed” option. As a result of the Company’s December 2014 registered public unit offering, the exercise price of warrants outstanding in connection with the public offering completed in June 2013 was adjusted to $0.61 per share.

The Company recognizes these warrants as liabilities at their fair value on the date of grant and remeasures them to fair value on each reporting date.

The Company recognized an initial warrant liability for the warrants issued in connection with the registered public offering completed in June 2013 totaling $4,827,788, which was based on the June 25, 2013 closing price of a share of the Company’s common stock as reported on OTC Markets of $0.96. During the year ended December 31, 2014, 143,004 shares of common were issued upon 586,081 warrants exercised on a cashless basis. On January 22, 2014, 250,000 warrants were exercised and on August 19, 2014, 336,081warrants were exercised. The fair value of the warrants exercised, or $1,055,490 was reclassified from warrant liability to additional paid-in capital on the respective exercise date. On December 31, 2014, the closing price of the Company’s common stock as reported on OTC Markets was $0.98. Due to the fluctuations in the market value of the Company’s common stock from December 31, 2013 through December 31, 2014, the Company recognized a non-cash gain of $3,436,195 for the change in the fair value of the warrant liability for 2014.

The assumptions used in connection with the valuation of warrants issued utilizing the binomial method were as follows for the year ended December 31, 2014 and 2013:

	Initial Measurement June 25, 2013	December 31, 2013	January 22, 2014	August 19, 2014	December 31, 2014

Number of shares underlying the warrants	5,416,851	5,309,438	5,309,438	5,059,438	4,723,357
Exercise price	$1.65	$1.65	$1.65	$1.65	$0.61
Volatility	140%	135%	135%	130%	128%
Risk-free interest rate	1.49%	1.75%	1.30%	1.25%	1.38%
Expected dividend yield	0	0	0	0	0
Expected warrant life (years)	5.0	4.5	4.4	3.9	3.5
Stock Price	$0.96	$1.80	$2.29	$2.05	$0.98

Recurring Level 3 Activity and Reconciliation

The table below provides a reconciliation of the beginning and ending balances for the liability measured at fair value using significant unobservable inputs (Level 3). The table reflects gains for the year ended December 31, 2014 for the financial liability categorized as Level 3 as of December 31, 2014.

Fair Value Measurements Using Significant Unobservable Inputs (Level 3):

	December 31, 2013	Decrease from Warrants Exercised in 2014	Decrease in Fair Value	December 31, 2014
Warrant liability	$8,281,247	$(1,055,490)	$(3,436,195)	$3,789,562

Recurring Level 3 Activity and Reconciliation

The table below provides a reconciliation of the beginning and ending balances for the liability measured at fair value using significant unobservable inputs (Level 3). The table reflects losses for the year ended December 31, 2013 for the financial liability categorized as Level 3 as of December 31, 2013.

Fair Value Measurements Using Significant Unobservable Inputs (Level 3):

	Initial Measurement June 25, 2013	Decrease from Warrants Exercised in 2013	Increase in Fair Value	December 31, 2013
Warrant liability	$4,827,788	$(201,311)	$3,654,770	$8,281,247